Receivables and Other Assets - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 2,829,163	₩ 4,325,120
Other accounts receivable	169,313	164,827
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2,829,640	4,326,752
Other accounts receivable	182,042	174,876
Gross carrying amount [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2,807,598	4,323,465
Other accounts receivable	177,689	173,493
Gross carrying amount [member] | Past due [member] | 1-15 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	21,558	2,652
Other accounts receivable	3,148	488
Gross carrying amount [member] | Past due [member] | 16-30 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	454	631
Other accounts receivable	441	65
Gross carrying amount [member] | Past due [member] | 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	30
Other accounts receivable	96	208
Gross carrying amount [member] | Past due [member] | More than 60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable		4
Other accounts receivable	668	622
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(477)	(1,632)
Other accounts receivable	(1,281)	(1,311)
Accumulated impairment [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(473)	(1,631)
Other accounts receivable	(816)	(905)
Accumulated impairment [member] | Past due [member] | 1-15 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(4)	(1)
Other accounts receivable	(26)	(3)
Accumulated impairment [member] | Past due [member] | 16-30 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(4)	(1)
Accumulated impairment [member] | Past due [member] | 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(1)	(2)
Accumulated impairment [member] | Past due [member] | More than 60 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	₩ (434)	₩ (400)